ENVIRONMENTAL RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2019
Environmental Reclamation Provision
Environmental reclamation provision balance
	Current portion	Non-current portion	Total
Balance as at December 31, 2018	$-	$-	$-
Present value of environmental reclamation provision	716	1,639	2,355
Balance as at December 31, 2019	$716	$1,639	$2,355